Capital assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Capital assets
10.	Capital assets

			Production	Furniture and
	Land and	Leasehold	and laboratory	computer
	Buildings	improvements	equipment	equipment	Total
Cost
Balance at December 31, 2018	$4,567	$16,034	$38,885	$3,786	$63,272
Impact of adopting IFRS 16 1)	—	—	(1,170)	—	(1,170)
Balance at January 1, 2019	$4,567	$16,034	$37,715	$3,786	$62,102
Additions	—	61	712	202	975
Disposals	—	(5)	(109)	(14)	(128)
Sold - discontinued operations (note 6)	—	(7,307)	(5,774)	(744)	(13,825)
Effect of foreign exchange differences	—	(225)	(127)	(7)	(359)
Balance at December 31, 2019	4,567	8,558	32,417	3,223	48,765
Additions	—	214	295	550	1,059
Disposals	—	(1,380)	(2,791)	(404)	(4,575)
Effect of foreign exchange differences	—	(43)	(17)	(4)	(64)
Balance at December 31, 2020	$4,567	$7,349	$29,904	$3,365	$45,185

Accumulated depreciation
Balance at December 31, 2018	$414	$4,421	$15,071	$2,253	$22,159
Impact of adopting IFRS 16 1)	—	—	(127)	—	(127)
Balance at January 1, 2019	$414	$4,421	$14,944	$2,253	$22,032
Depreciation expense	195	786	2,136	617	3,734
Disposals	—	(2)	(106)	(14)	(122)
Impairments (note 24)	—	559	6,408	103	7,070
Sold - discontinued operations (note 6)	—	(2,297)	(2,550)	(495)	(5,342)
Effect of foreign exchange differences	—	(38)	(36)	(4)	(78)
Balance at December 31, 2019	$609	$3,429	$20,796	$2,460	$27,294
Depreciation expense	195	710	1,450	424	2,779
Disposals	—	(1,380)	(2,527)	(404)	(4,311)
Impairments (note 24)	—	167	498	—	665
Effect of foreign exchange differences	—	(25)	(9)	1	(33)
Balance at December 31, 2020	$804	$2,901	$20,208	$2,481	$26,394

Carrying amounts
At December 31, 2020	$3,763	$4,448	$9,696	$884	$18,791
At December 31, 2019	3,958	5,129	11,621	763	21,471

1) The balance of fixed assets capitalized as finance lease assets under IAS 17 was transferred to right-of-use assets upon adoption of IFRS 16 (note 4).

The depreciation expense for the year ended December 31, 2018 was $4,086.

Certain investments in equipment are eligible for government grants. The government grants receivable are recorded in the same period as the eligible additions and are credited against the capital asset addition. During the year ended December 31, 2020, the Company recognized $nil ($694 during the year ended December 31, 2019) in government grants against the equipment cost.

Impairment losses of $665 were recorded on capital assets during the year ended December 31, 2020 ($7,070 during the year ended December 31, 2019, $5,689 during the year ended December 31, 2018). Details of these impairments are provided in note 24.